FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions		3 Months Ended
		Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	$ 824		$ 972	$ 600
Unfavorable changes	[1]	(780)		(1,028)	(547)
Traded loans, loans designated at fair value, loan commitments and guarantees
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	71		165	46
Unfavorable changes	[1]	(83)		(209)	(21)
Securities financing transactions
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	26		35	11
Unfavorable changes	[1]	(26)		(33)	(11)
Auction rate securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	105		105	87
Unfavorable changes	[1]	(105)		(105)	(87)
Asset-backed securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	45		42	35
Unfavorable changes	[1]	(45)		(51)	(40)
Equity instruments
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	160		150	140
Unfavorable changes	[1]	(92)		(82)	(80)
Interest rate derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	12		16	8
Unfavorable changes	[1]	(23)		(20)	(17)
Credit derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	6	[2]	34	31
Unfavorable changes	[1]	(11)	[2]	(38)	(35)
Foreign exchange derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	14		15	12
Unfavorable changes	[1]	(8)		(13)	(8)
Equity / index derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	351		362	183
Unfavorable changes	[1]	(352)		(429)	(197)
Other
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	35		48	47
Unfavorable changes	[1]	$ (35)		$ (50)	$ (51)

[1]	Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument
[2]	Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer specific proxy credit default swap curves rather than generic curves.